As filed with the Securities and Exchange Commission on March 3, 1999

                                                    Registration No. 333-51051
                                                                      811-8190

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]
                          Pre-Effective Amendment No.                    [ ]
                        Post-Effective Amendment No. 2                   [x]

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [x]

                                Amendment No. 16

                       UNITED OF OMAHA SEPARATE ACCOUNT C
                           (Exact Name of Registrant)

                     UNITED OF OMAHA LIFE INSURANCE COMPANY
                               (Name of Depositor)

                  Mutual of Omaha Plaza, Omaha, Nebraska, 68175
              (Address of Depositor's Principal Executive Offices)

                Depositor's Telephone Number, including Area Code
                                 (402) 351-5087

                     Name and Address of Agent for Service:
                            Kenneth W. Reitz, Esquire
                            Mutual of Omaha Companies
                          Mutual of Omaha Plaza, 3-Law
                           Omaha, Nebraska, 68175-1008

                Flexible Payment Variable Deferred Annuity Policy

        It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

       [ ]     immediately upon filing pursuant to paragraph (b)
       [ ]     on ___________ pursuant to paragraph (b)
       [x]     60 days after filing pursuant to paragraph (a)(i)
       [ ]     on ___________ pursuant to paragraph (a)(i)
       [ ]     75 days after filing pursuant to paragraph (a)(ii)
       [ ]     on ___________ pursuant to paragraph (a)(ii)

        If appropriate, check the following box:
       [x] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     The sole purpose of this Amended Registration is to delay the post-effective date of the prior post-effective amendment filed on January 6, 1999. Parts A, B and C of the prior filing (post-effective amendment No. 1 to Form N-4, File No. 333-51051) are incorporated by reference.

                                   SIGNATURES

        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this post-effective amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-51051) to be signed on its behalf, in the City of Omaha and State of Nebraska, on this 3rd day of March, 1999.

                                     UNITED OF OMAHA SEPARATE ACCOUNT C

                                     UNITED OF OMAHA LIFE INSURANCE COMPANY
                                     Depositor

                                     /s/ Kenneth W. Reitz
                                     ---------------------------------------
                                     By:    Kenneth W. Reitz
                                            First Vice President & Counsel

        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures                           Title                              Date

/s/ John W. Weekly
by__________________________*   Chairman of the Board,                 3/3/1999
John W. Weekly                  Chief Executive Officer


/s/ John A. Sturgeon
by__________________________*   President, Chief Operation Officer     3/3/1999
John A. Sturgeon


/s/ Tommie D. Thompson
by__________________________*   Executive V.P., Corporate Comptroller  3/3/1999
                               (Principal Financial Officer and
                                Principal Accounting Officer)
/s/ Samuel L. Foggie
by__________________________*   Director                               3/3/1999
Samuel L. Foggie


/s/ Richard J. Sampson
by__________________________*   Director                               3/3/1999
Richard J. Sampson


/s/ Oscar S. Straus
by__________________________*   Director                               3/3/1999
Oscar S. Straus



*  by Kenneth W. Reitz under  Powers of Attorney executed on May 20, 1997.